UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☑	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report (Date of earliest event reported): January 29, 2016

Commission File Number of securitizer:  Not Applicable

Central Index Key Number of securitizer:  0001589026

Palisades Mortgage Acquisition Company, LLC

Jack L. Macdowell, Jr.

(424) 280-7573

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☑

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02. Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Palisades Mortgage Acquisition Company, LLC has indicated by check mark that there is no activity to report for the calendar year ending December 31, 2015.  Pursuant to Rule 15Ga-1(c)(3), Palisades Mortgage Acquisition Company, LLC hereby gives notice that it has no asset-backed securities outstanding held by non-affiliates, and its duty to file periodically under Rule 15Ga-1(c)(2) is terminated.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

PALISADES MORTGAGE ACQUISITION COMPANY, LLC

(Securitizer)

By:	/s/ Jack L. Macdowell, Jr.
Name:	Jack L. Macdowell, Jr.
Title:	Authorized Signatory

Date:	January 29, 2016